PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5—PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Prepayments to suppliers	88,346	288,763	46,540
Rental, insurance and other prepayments	37,877	30,794	4,963
Rebates and promotion fees receivable	127,454	195,814	31,560
Warehouse deposits	8,721	8,355	1,347
Interest receivables	11,167	13,752	2,217
Value-added tax recoverable	23,955	14,762	2,379
Derivative financial instruments	8,565	—	—
Other receivables	22,802	23,406	3,772
	328,887	575,646	92,778